Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 94,523
Ending balance	$ 94,523	298,658
Right-of-Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Ending balance		10,227
Office Equipment andFurniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,004
Ending balance	3,004	28,938
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		57,063
Ending balance	57,063	95,203
Site Equipment and Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		33,524
Ending balance	33,524	163,731
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		932
Ending balance	932	559
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	89,573	202,608
Acquisition of Reliant Ventures S.A.C	83,268
Additions	31,543	217,311
Disposals	(7,774)	(4,364)
Foreign exchange adjustment	5,998	14,811
Ending balance	202,608	430,366
Cost [Member] | Right-of-Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Acquisition of Reliant Ventures S.A.C
Additions		13,155
Disposals
Foreign exchange adjustment		140
Ending balance		13,295
Cost [Member] | Office Equipment andFurniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,441	6,216
Acquisition of Reliant Ventures S.A.C	364
Additions	2,199	29,389
Disposals
Foreign exchange adjustment	212	2,114
Ending balance	6,216	37,719
Cost [Member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		57,063
Acquisition of Reliant Ventures S.A.C	55,796
Additions		31,766
Disposals
Foreign exchange adjustment	1,267	6,374
Ending balance	57,063	95,203
Cost [Member] | Site Equipment and Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,801
Acquisition of Reliant Ventures S.A.C	23,438
Additions	29,344	143,001
Disposals	(1,522)	(4,364)
Foreign exchange adjustment	1,541	15,127
Ending balance	52,801	206,565
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,132	86,528
Acquisition of Reliant Ventures S.A.C	3,670
Additions
Disposals	(6,252)
Foreign exchange adjustment	2,978	(8,944)
Ending balance	86,528	77,584
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,477	108,085
Disposals		(4,364)
Foreign exchange adjustment		(17,397)
Amortization	29,608	45,384
Ending balance	108,085	131,708
Accumulated Amortization [Member] | Right-of-Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Disposals
Foreign exchange adjustment		(32)
Amortization		3,100
Ending balance		3,068
Accumulated Amortization [Member] | Office Equipment andFurniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,880	3,212
Disposals
Foreign exchange adjustment		568
Amortization	1,332	5,001
Ending balance	3,212	8,781
Accumulated Amortization [Member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Disposals
Foreign exchange adjustment
Amortization
Ending balance
Accumulated Amortization [Member] | Site Equipment and Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,277
Disposals		(4,364)
Foreign exchange adjustment		(6,856)
Amortization	19,277	34,777
Ending balance	19,277	42,834
Accumulated Amortization [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,597	85,596
Disposals
Foreign exchange adjustment		(11,077)
Amortization	8,999	2,506
Ending balance	$ 85,596	$ 77,025